Income Taxes - Summary of Net Deferred Income Tax Asset (Details)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Capitalized start-up costs	$ 63,119
Total deferred tax assets	63,119
Valuation allowance	$ (63,119)